Expense Example, No Redemption {- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2025 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Freedom Blend 2025 Fund- Class A
Expense Example, No Redemption:
1 Year	$ 642
3 Years	786
5 Years	942
10 Years	1,395
Fidelity Advisor Freedom Blend 2025 Fund- Class M
Expense Example, No Redemption:
1 Year	444
3 Years	642
5 Years	857
10 Years	1,476
Fidelity Advisor Freedom Blend 2025 Fund- Class C
Expense Example, No Redemption:
1 Year	148
3 Years	459
5 Years	792
10 Years	1,531
Fidelity Advisor Freedom Blend 2025 Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	46
3 Years	144
5 Years	252
10 Years	567
Fidelity Advisor Freedom Blend 2025 Fund- Class Z
Expense Example, No Redemption:
1 Year	36
3 Years	113
5 Years	197
10 Years	$ 443